GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Schedule of Investments

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 97.9%
Australia – 2.9%
898,432	GPT Group (The) (REIT) (Diversified)	$ 3,963,021
1,449,902	Mirvac Group (REIT) (Diversified)	2,832,250
421,022	Scentre Group (REIT) (Retail)	1,229,003

		8,024,274

Canada – 2.9%
57,073	Allied Properties REIT (REIT) (Office)	2,105,511
46,813	Canadian Apartment Properties REIT (REIT) (Residential)	1,799,516
241,994	Chartwell Retirement Residences (Health Care)	2,712,665
171,142	Summit Industrial Income REIT (REIT) (Industrial)	1,540,643

		8,158,335

France – 3.0%
31,099	Gecina SA (REIT) (Diversified)	4,600,422
103,237	Klepierre SA (REIT) (Retail)	3,612,161

		8,212,583

Germany – 3.6%
60,055	Instone Real Estate Group AG (Real Estate Development)*(a)	1,347,334
168,202	Vonovia SE (Real Estate Operating Companies)	8,728,939

		10,076,273

Hong Kong – 7.2%
1,037,500	CK Asset Holdings Ltd. (Real Estate Development)	9,239,764
196,500	Link REIT (REIT) (Retail)	2,300,556
487,500	Sun Hung Kai Properties Ltd. (Diversified)	8,380,477

		19,920,797

Ireland – 1.8%
219,645	Dalata Hotel Group plc (Hotel)	1,448,754
2,130,325	Green REIT plc (REIT) (Office)	3,585,203

		5,033,957

Japan – 12.1%
836	Activia Properties, Inc. (REIT) (Diversified)	3,472,999
1,340	Daiwa House REIT Investment Corp. (REIT) (Diversified)	2,972,644
4,643	GLP J-Reit (REIT) (Industrial)	4,972,698
9,242	Invincible Investment Corp. (REIT) (Hotel)	4,522,578
480,200	Mitsubishi Estate Co. Ltd. (Diversified)	8,713,192
622	Mitsui Fudosan Logistics Park, Inc. (REIT) (Industrial)	1,990,909
164,400	Sumitomo Realty & Development Co. Ltd. (Diversified)	6,821,015

		33,466,035

Norway – 1.3%
247,286	Entra ASA (Real Estate Operating Companies)(a)	3,734,830

Shares	Description	Value

Common Stocks – (continued)
Singapore – 3.2%
3,414,300	Ascendas India Trust (Real Estate Operating Companies)	$ 2,997,983
1,061,900	CapitaLand Ltd. (Diversified)	2,865,167
328,300	City Developments Ltd. (Diversified)	2,197,130
530,000	Mapletree Industrial Trust (REIT) (Industrial)	821,837

		8,882,117

Spain – 1.7%
47,756	Aedas Homes SAU (Real Estate Development)*(a)	1,217,966
260,824	Merlin Properties Socimi SA (REIT) (Diversified)	3,413,444

		4,631,410

Sweden – 1.5%
210,168	Castellum AB (Real Estate Operating Companies)	4,078,390

United Kingdom – 4.8%
245,077	Big Yellow Group plc (REIT) (Specialized)	3,166,675
2,255,675	Tritax Big Box REIT plc (REIT) (Industrial)	4,220,581
1,516,020	Tritax EuroBox plc (REIT) (Diversified)(a)	1,920,933
335,564	UNITE Group plc (The) (REIT) (Residential)	4,011,185

		13,319,374

United States – 51.9%
83,647	Acadia Realty Trust (REIT) (Retail)	2,281,054
41,120	Alexandria Real Estate Equities, Inc. (REIT) (Office)	5,862,067
43,829	AvalonBay Communities, Inc. (REIT) (Residential)	8,797,795
43,075	Boston Properties, Inc. (REIT) (Office)	5,766,881
53,694	Camden Property Trust (REIT) (Residential)	5,449,941
102,032	Chesapeake Lodging Trust (REIT) (Hotel)	2,837,510
84,904	Cushman & Wakefield plc (Real Estate Services)*	1,511,291
78,743	CyrusOne, Inc. (REIT) (Specialized)	4,129,283
60,576	Douglas Emmett, Inc. (REIT) (Office)	2,448,482
127,209	Duke Realty Corp. (REIT) (Industrial)	3,890,051
80,343	Empire State Realty Trust, Inc. Class A (REIT) (Diversified)	1,269,419
30,863	Equity LifeStyle Properties, Inc. (REIT) (Residential)	3,527,641
99,566	Equity Residential (REIT) (Residential)	7,499,311
17,191	Essex Property Trust, Inc. (REIT) (Residential)	4,972,325
33,882	Federal Realty Investment Trust (REIT) (Retail)	4,670,634
225,991	HCP, Inc. (REIT) (Health Care)	7,073,518
105,852	Healthcare Realty Trust, Inc. (REIT) (Health Care)	3,398,908

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
90,566	Hudson Pacific Properties, Inc. (REIT) (Office)	$ 3,117,282
177,684	Invitation Homes, Inc. (REIT) (Residential)	4,323,052
44,234	Kilroy Realty Corp. (REIT) (Office)	3,360,015
21,128	Life Storage, Inc. (REIT) (Specialized)	2,055,121
64,192	Pebblebrook Hotel Trust (REIT) (Hotel)	1,993,804
151,272	Prologis, Inc. (REIT) (Industrial)	10,884,020
31,898	Public Storage (REIT) (Specialized)	6,946,746
40,038	Realty Income Corp. (REIT) (Retail)	2,945,195
200,950	RLJ Lodging Trust (REIT) (Hotel)	3,530,691
23,014	Ryman Hospitality Properties, Inc. (REIT) (Hotel)	1,892,671
69,006	Simon Property Group, Inc. (REIT) (Retail)	12,573,583
196,847	SITE Centers Corp. (REIT) (Retail)	2,681,056
11	STAG Industrial, Inc. (REIT) (Industrial)	326
109,143	STORE Capital Corp. (REIT) (Diversified)	3,656,291
111,812	Ventas, Inc. (REIT) (Health Care)	7,134,724
18,638	WP Carey, Inc. (REIT) (Diversified)	1,459,915

		143,940,603

TOTAL INVESTMENTS – 97.9% (Cost $242,736,864)		$271,478,978

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.1%		5,845,560

NET ASSETS – 100.0%		$277,324,538

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 96.6%
Australia – 7.2%
526,351	GPT Group (The) (REIT) (Diversified)	$ 2,321,756
1,060,481	Mirvac Group (REIT) (Diversified)	2,071,552
691,210	Scentre Group (REIT) (Retail)	2,017,707

		6,411,015

Canada – 6.1%
43,681	Allied Properties REIT (REIT) (Office)	1,611,459
33,941	Canadian Apartment Properties REIT (REIT) (Residential)	1,304,710
178,669	Chartwell Retirement Residences (Health Care)	2,002,815
56,896	Summit Industrial Income REIT (REIT) (Industrial)	512,185

		5,431,169

France – 7.5%
14,988	Gecina SA (REIT) (Diversified)	2,217,149
77,217	Klepierre SA (REIT) (Retail)	2,701,747
10,598	Unibail-Rodamco-Westfield (REIT) (Retail)	1,737,357

		6,656,253

Germany – 8.7%
19,831	Instone Real Estate Group AG (Real Estate Development)*(a)	444,908
141,045	Vonovia SE (Real Estate Operating Companies)	7,319,611

		7,764,519

Hong Kong – 17.2%
641,000	CK Asset Holdings Ltd. (Real Estate Development)	5,708,616
129,800	Hongkong Land Holdings Ltd. (Real Estate Operating Companies)	923,871
190,500	Link REIT (REIT) (Retail)	2,230,310
319,975	Sun Hung Kai Properties Ltd. (Diversified)	5,500,601
127,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Operating Companies)	946,494

		15,309,892

Ireland – 1.9%
76,970	Dalata Hotel Group plc (Hotel)	507,686
718,890	Green REIT plc (REIT) (Office)	1,209,846

		1,717,532

Japan – 24.4%
413	Activia Properties, Inc. (REIT) (Diversified)	1,715,728
816	Daiwa House REIT Investment Corp. (REIT) (Diversified)	1,810,208
2,228	GLP J-Reit (REIT) (Industrial)	2,386,210
4,307	Invincible Investment Corp. (REIT) (Hotel)	2,107,633
345	Japan Retail Fund Investment Corp. (REIT) (Retail)	693,237
271,500	Mitsubishi Estate Co. Ltd. (Diversified)	4,926,347

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
109,300	Mitsui Fudosan Co. Ltd. (Diversified)	$ 2,753,436
207	Mitsui Fudosan Logistics Park, Inc. (REIT) (Industrial)	662,569
110,500	Sumitomo Realty & Development Co. Ltd. (Diversified)	4,584,684

		21,640,052

Norway – 1.5%
86,588	Entra ASA (Real Estate Operating Companies)(a)	1,307,763

Singapore – 4.5%
1,459,300	Ascendas India Trust (Real Estate Operating Companies)	1,281,363
501,700	CapitaLand Ltd. (Diversified)	1,353,663
152,500	City Developments Ltd. (Diversified)	1,020,598
212,400	Mapletree Industrial Trust (REIT) (Industrial)	329,355

		3,984,979

Spain – 2.5%
20,265	Aedas Homes SAU (Real Estate Development)*(a)	516,837
126,832	Merlin Properties Socimi SA (REIT) (Diversified)	1,659,870

		2,176,707

Sweden – 2.2%
102,896	Castellum AB (Real Estate Operating Companies)	1,996,736

Switzerland – 1.9%
15,552	PSP Swiss Property AG (Registered) (Real Estate Operating Companies)	1,690,219

United Kingdom – 11.0%
145,728	Big Yellow Group plc (REIT) (Specialized)	1,882,973
115,687	British Land Co. plc (The) (REIT) (Retail)	888,202
46,636	Derwent London plc (REIT) (Office)	1,958,967
1,019,018	Tritax Big Box REIT plc (REIT) (Industrial)	1,906,679
743,800	Tritax EuroBox plc (REIT) (Diversified)(a)	942,461
181,464	UNITE Group plc (The) (REIT) (Residential)	2,169,141

		9,748,423

TOTAL INVESTMENTS – 96.6% (Cost $81,837,884)		$85,835,259

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.4%		2,981,193

NET ASSETS – 100.0%		$88,816,452

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Schedule of Investments

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 96.5%
Diversified – 2.0%
129,129	Empire State Realty Trust, Inc. Class A (REIT)	$ 2,040,238
39,150	STORE Capital Corp. (REIT)	1,311,525

		3,351,763

Health Care – 12.0%
186,475	HCP, Inc. (REIT)	5,836,668
107,968	Healthcare Realty Trust, Inc. (REIT)	3,466,852
119,422	Ventas, Inc. (REIT)	7,620,318
49,619	Welltower, Inc. (REIT)	3,850,434

		20,774,272

Homebuilding – 1.0%
39,796	DR Horton, Inc.	1,646,759

Hotel – 5.3%
71,560	Chesapeake Lodging Trust (REIT)	1,990,084
26,168	Pebblebrook Hotel Trust (REIT)	812,778
174,436	RLJ Lodging Trust (REIT)	3,064,841
36,681	Ryman Hospitality Properties, Inc. (REIT)	3,016,645

		8,884,348

Industrial – 10.2%
150,805	Duke Realty Corp. (REIT)	4,611,617
180,213	Prologis, Inc. (REIT)	12,966,325
13	STAG Industrial, Inc. (REIT)	385

		17,578,327

IT Consulting & Other Services – 0.8%
21,095	InterXion Holding NV*	1,407,669

Office – 14.0%
47,886	Alexandria Real Estate Equities, Inc. (REIT)	6,826,628
52,954	Boston Properties, Inc. (REIT)	7,089,482
88,813	Douglas Emmett, Inc. (REIT)	3,589,821
88,302	Hudson Pacific Properties, Inc. (REIT)	3,039,355
45,123	Kilroy Realty Corp. (REIT)	3,427,543

		23,972,829

Real Estate Services – 0.8%
78,528	Cushman & Wakefield plc*	1,397,798

Residential – 20.4%
1,605	Apartment Investment & Management Co. Class A (REIT)	80,715
46,775	AvalonBay Communities, Inc. (REIT)	9,389,146
46,701	Camden Property Trust (REIT)	4,740,152
36,102	Equity LifeStyle Properties, Inc. (REIT)	4,126,459
105,123	Equity Residential (REIT)	7,917,864
15,779	Essex Property Trust, Inc. (REIT)	4,563,918
179,736	Invitation Homes, Inc. (REIT)	4,372,977

		35,191,231

Retail – 14.8%
97,119	Acadia Realty Trust (REIT)	2,648,435

Shares	Description	Value

Common Stocks – (continued)
Retail – (continued)
36,062	Federal Realty Investment Trust (REIT)	$ 4,971,147
83,465	Simon Property Group, Inc. (REIT)	15,208,158
197,596	SITE Centers Corp. (REIT)	2,691,258

		25,518,998

Specialized – 15.2%
72,464	CyrusOne, Inc. (REIT)	3,800,012
42,501	Digital Realty Trust, Inc. (REIT)	5,057,619
11,258	Equinix, Inc. (REIT)	5,101,675
29,228	Life Storage, Inc. (REIT)	2,843,008
43,248	Public Storage (REIT)	9,418,549

		26,220,863

TOTAL COMMON STOCKS (Cost $109,247,998)		$ 165,944,857

Shares	Dividend Rate	Value

Investment Company(a) – 1.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,889,135	2.437%	$ 1,889,135
(Cost $1,889,135)

TOTAL INVESTMENTS – 97.6% (Cost $111,137,133)		$ 167,833,992

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.4%		4,188,496

NET ASSETS – 100.0%		$ 172,022,488

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated Issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

HSBC Bank Plc	USD	1,289,023	EUR	1,124,113	04/26/2019	$25,490
Westpac Banking Corp.	GBP	1,027,474	USD	1,328,433	04/12/2019	10,484

TOTAL						$35,974

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

State Street Bank	USD	1,324,837	GBP	1,027,474	04/12/2019	$(14,080)

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management,

L.P. (“GSAM”)’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the net asset value (“NAV”) of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledge to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of March 31, 2019:

GLOBAL REAL ESTATE SECURITIES

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$62,268,949	$—
Australia and Oceania	—	8,024,274	—
Europe	—	49,086,817	—
North America	152,098,938	—	—

Total	$152,098,938	$119,380,040	$—

INTERNATIONAL REAL ESTATE SECURITIES

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$40,934,923	$—
Australia and Oceania	—	6,411,015	—
Europe	—	33,058,152	—
North America	5,431,169	—	—

Total	$5,431,169	$80,404,090	$—

REAL ESTATE SECURITIES

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$1,407,669	$—	$—
North America	164,537,188
Investment Company	1,889,135	—	—

Total	$167,833,992	$—	$—

Derivative Type

Assets(b)
Forward Foreign Currency Exchange Contract	$—	$35,974	$—

Liabilities(b)
Forward Foreign Currency Exchange Contract	$—	$(14,080)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent third party (fair value) service for certain international equity securities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Global Real Estate Fund may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Global Real Estate Fund invests the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

Both the Fund and GSAL received compensation relating to the lending of the Fund’s securities.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject a Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.